Rule 497(d)
                                                      Registration No. 333-68169


                    MCLAUGHLIN, PIVEN, VOGEL FAMILY OF TRUSTS
                               THE PINNACLE GROWTH
                                 STRATEGY TRUST

Supplement dated January 21, 1999 to Prospectus dated January 20, 1999

         Volume and Other Discounts

            Effective immediately the fifth paragraph on page B-7 of the prospectus should read as follows:

                    Investors who purchase Units of the Trust through a
             Keogh Plan, pension fund or other qualified retirement plan having 25 or more members and maintained at McLaughlin, Piven, Vogel Securities Inc. will be subject to a reduced sales charge of 2.0%.